Investments (Tables)	12 Months Ended
Dec. 31, 2014
Investments Schedule [Abstract]
Summary of Investments

	2013	2014	2014
	Rmb	Rmb	US$
Trading securities:
Adjusted cost	78,291	73,531	11,851
Unrealized gains	4,098	936	151
Unrealized losses	(45,820)	(43,835)	(7,065)

Total at fair value	36,569	30,632	4,937

Equity securities listed in Hong Kong	19,433	11,602	1,870
Equity securities listed in Singapore	17,136	19,030	3,067

Total	36,569	30,632	4,937

Available-for-sale securities:
Equity securities listed in Hong Kong:
Cost	13,697	14,023	2,260
Impairment recognized in earnings	—	—	—

Adjusted amortized cost	13,697	14,023	2,260
Unrealized gains	7,041	5,664	913
Exchange differences	(108)	50	8

Total at fair value	20,630	19,737	3,181